CURRENT AND NON-CURRENT PORTION OF ACCOUNT BALANCES (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Current portion other financial assets	$ 4,054	$ 3,605
Other non-current financial assets	10,299	8,863
Other financial assets	14,353	12,468
Current portion of accounts receivable and other	12,504	13,862
Non-current portion of accounts receivable and other	4,636	4,607
Accounts receivable and other	17,140	18,469
Current portion of inventory	6,360	7,054
Non-current portion of inventory	3,852	3,218
Inventory	10,212	10,272
Current portion of accounts payable and other	21,908	23,212
Non-current portion of accounts payable and other	20,327	19,865
Accounts payable and other	42,235	43,077
Current portion of corporate borrowings	0	0
Non-current portion of corporate borrowings	8,051	7,083
Corporate borrowings	8,051	7,083
Current portion of non-recourse borrowings of managed entities	19,091	15,713
Non-current non-recourse borrowings of managed entities	117,271	120,579
Non-recourse borrowings of managed entities	$ 136,362	$ 136,292